Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Schedule of revenue disaggregation

	For the years ended,
	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$
	Total	Total	Total
Revenues from Asia-Pacific region(1)	25,228	33,256	39,155
Revenues from other areas, primarily arising from EMEA region(2)	1,883	17,436	56,446
Total revenues	27,111	50,692	95,601

(1)Asia-Pacific represents our operational jurisdictions primarily within the East and Southeast Asian regions.

(2)EMEA represents Europe, Middle East and Africa.

Schedule of contract liability

	As of December 31,
	2023	2024	2025
	US$	US$	US$
Contract liability	26,917	44,465	75,488
Refund liability	284	533	1,036
Deposits from students	13	66	45
Advances from students	27,214	45,064	76,569